UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2021 – December 31, 2021

Item 1.	Report to Shareholders.

(a)

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

TABLE OF CONTENTS

Shareholder Letter	1

Disclosure of Fund Expenses	4

Schedule of Investments	7

Statements of Assets and Liabilities	19

Statements of Operations	21

Statements of Changes in Net Assets	22

Financial Highlights	26

Notes to Financial Statements	37

Additional Information	50

Cullen Funds Trust	Shareholder Letter
December 31, 2021 (Unaudited)

February 28, 2022

Retail Class Performance for the six months ended December 31, 2021 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	7.69%
S&P 500 Index	11.08%
Cullen International High Dividend Fund	1.89%
MSCI EAFE Index	2.14%
Cullen Small Cap Value Fund	0.47%
Russell 2000 Value Index	0.42%
Cullen Value Fund	5.54%
S&P 500 Index	11.08%
Cullen Emerging Markets High Dividend Fund	-1.38%
MSCI Emerging Markets Index	-8.76%
Cullen Enhanced Equity Income Fund	4.14%
CBOE S&P 500 BuyWrite Index	8.43%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26-36 of this semi-annual report.

Portfolio Review - High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s underweight allocation in Information Technology, the best performing sector for the period, as well as stock selection in consumer Staples and Real Estate. The fund’s underweight exposure to Communication Services sector, the worst performing sector during the period, and stock selection within Industrials partially offset relative performance.

Portfolio Review - International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Materials and Information Technology as well as an overweight allocation to Communication Services, the benchmark’s worst performing sector in the period. Partially offsetting relative performance during the period was the Fund’s strong stock selection within Financials and Communication Services.

Portfolio Review - Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2000 Value Index during the period was primarily due to an underweight allocation to Health Care and Communication Services, the worst performing sectors in the period, as well as the Fund’s stock selection within the Consumer Discretionary sector. Partially offsetting relative performance was the Fund’s stock selection in Financials and Industrials.

Portfolio Review - Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to an underweight allocation to Information Technology and stock selection in Financials and Communication Services. The Fund’s stock selection in Energy along with an underweight allocation to Communication Services partially offset relative performance.

Portfolio Review - Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection and an underweight exposure to Consumer Discretionary as well as strong stock selection within Real Estate. Partially offsetting relative performance was the Fund’s overweight exposure to Real Estate and stock selection in Materials.

Portfolio Review - Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to the Fund’s stock selection in Health Care and Consumer Staples along with an underweight exposure to Information Technology. An underweight allocation to Communication Services and stock selection within Industrials slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 1.4% of average net assets during the period.

Semi-Annual Report | December 31, 2021	1

Cullen Funds Trust	Shareholder Letter
December 31, 2021 (Unaudited)

Outlook

The phenomenal market returns over the past three years – 100%+ total return for the S&P 500 index through 2021 - marks the strongest three-year gain since 1999 and in the 93rd percentile of returns over the last 80 years. Earnings growth has powered this bull market, but the overwhelmingly dominant driver of returns has been valuation multiple expansion as unprecedented liquidity has driven interest rates down and asset prices up. In 2022, the outlook for economic and corporate earnings growth remains solid – while US leading indicators likely peaked in 2021, we are potentially entering a period of decelerating yet still robust growth. The outlook for US equities, however, has some added headwinds. Politicians and the Fed now view inflation as less transitory and more persistent, increasingly pressured by US constituents who are feeling the negative effects of rising prices. In addition, new Covid-19 variants are now considered to be exacerbating inflation as renewed shut-downs and worker shortages persist in disrupting supply chains. Thus, the Fed’s recent pivot towards accelerating its tapering of QE and signaling its intent to raise interest rates in 2022.

Investors certainly have plenty to worry about, starting with the unpredictability of the Covid viruses. Also, the valuation of the S&P 500, heavily weighted by large cap tech stocks, is selling at one of the most expensive levels in history. In addition, US government debt is also at one of its highest levels in history. Additional concerns are that speculative trading in various new areas of the market is reminiscent of the wild speculation of the 1960s, and inflation has started aggressively turning up, which is usually a lead indicator for interest rates. We can fill pages on the other various concerns, but we think it is worth pointing out there is always something to worry about every year.

Regarding these yearly concerns, in our office we have a study going back to the 1930s, pointing out how in every single year there was always at least one big worry. The range from one year to the next might be that one year the market was too high on a valuation level, and another year looked like the end of the world. Meanwhile over that 85-year time-period, the market was up a phenomenal amount, so the message was not to get bogged down with what is going on in any one year, but to be investing on a longer-term basis.

This long-term perspective reminds us of the advice that Ben Graham gave at the end of his career: “If investors in the stock market invest with a discipline (P/E2, P/B3 and dividend yield4) and if they invested for the long term, they could forget everything else.”

When the market transitions away from speculation, it has generally favored Value, Quality and High-dividend paying stocks. Importantly, the current valuations of high dividend payers are extremely appealing in an expensive market. Given the incredibly strong equity returns generated this past decade combined with near record absolute valuation levels, forward market returns are expected to be muted, and we feel dividends will likely be a more important contributor to total returns. We believe we could be entering a period where earnings and dividend yield along with dividend growth5 become more important.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.
[2]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.
[3]	The Price-to-Book Ratio, or Price/Book (“P/B”), is a ratio that measure the current share price relative to the reported book value per share.
[4]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.
[5]	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2021 (Unaudited)

Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (02/22)

Semi-Annual Report | December 31, 2021	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2021 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, - including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2021 to
	Ratio(a)	July 1, 2021	December 31, 2021	December 31, 2021(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,014.10	$6.35
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,010.30	$10.13
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,015.50	$5.08
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class R1
Actual	1.75%	$1,000.00	$–	$4.41
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class R2
Actual	1.27%	$1,000.00	$1,012.30	$6.44
Hypothetical (5% return before expenses)	1.27%	$1,000.00	$1,018.80	$6.46

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Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2021 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2021 to
	Ratio(a)	July 1, 2021	December 31, 2021	December 31, 2021(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,077.40	$5.24
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,073.10	$9.14
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,078.80	$3.93
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82
Class R1
Actual	1.50%	$1,000.00	$1,075.20	$7.85
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63
Class R2
Actual	1.25%	$1,000.00	$1,076.50	$6.54
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,009.00	$6.33
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$1,005.70	$10.11
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$1,010.70	$5.07
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,058.30	$5.19
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,053.80	$9.06
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,059.80	$3.89
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Semi-Annual Report | December 31, 2021	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2021 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2021 to
	Ratio(a)	July 1, 2021	December 31, 2021	December 31, 2021(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$973.20	$6.22
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36
Class C
Actual	2.00%	$1,000.00	$969.30	$9.93
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16
Class I
Actual	1.00%	$1,000.00	$974.00	$4.98
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,039.60	$5.14
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09
Class C
Actual	1.75%	$1,000.00	$1,035.90	$8.98
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89
Class I
Actual	0.75%	$1,000.00	$1,041.00	$3.86
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.75%
Australia - 2.02%
Sonic Healthcare, Ltd.	105,403	$3,575,855

Brazil - 1.01%
Vale SA	127,462	1,791,791

Canada - 4.09%
BCE, Inc.	49,145	2,557,506
Power Corp. of Canada	142,375	4,704,751
		7,262,257

Finland - 1.24%
UPM-Kymmene Oyj	57,730	2,199,175

France - 14.34%
BNP Paribas SA	99,750	6,901,358
Cie de Saint-Gobain	90,403	6,367,887
Cie Generale des Etablissements
Michelin SCA	22,292	3,658,441
Sanofi	19,660	1,982,675
TotalEnergies SE - ADR	132,178	6,537,524
		25,447,885

Germany - 10.75%
Allianz SE	8,598	2,032,646
Deutsche Post AG	78,817	5,073,505
Deutsche Telekom AG	182,294	3,382,925
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	7,639	2,265,566
Siemens AG	36,358	6,319,963
		19,074,605

Ireland - 3.35%
Smurfit Kappa Group PLC	107,943	5,952,933

Italy - 1.43%
Enel SpA	317,080	2,543,571

Japan - 13.36%
Denka Co., Ltd.	68,625	2,243,154
Nippon Telegraph & Telephone Corp.	208,180	5,700,835
SoftBank Corp.	392,435	4,962,155
Tokio Marine Holdings, Inc.	86,760	4,821,089
Toyota Motor Corp.	326,850	5,982,637

		23,709,870

Mexico - 1.41%

PLA Administradora Industrial S de RL

de CV	1,796,803	2,507,126

Netherlands - 2.96%
NN Group NV	96,848	5,249,540

		Value
	Shares	(Note 2)
Norway - 2.00%
DNB Bank ASA	154,422	$3,542,050
Russia - 1.27%

MMC Norilsk Nickel PJSC - ADR	73,483	2,253,724
Singapore - 3.26%

Ascendas Real Estate Investment Trust	298,725	653,932
United Overseas Bank, Ltd.	256,800	5,126,091
		5,780,023
Spain - 1.43%

Iberdrola SA	213,564	2,531,111
Sweden - 5.21%

Svenska Handelsbanken AB	422,779	4,578,601
Volvo AB	201,351	4,671,569
		9,250,170
Switzerland - 12.02%

Nestle SA	43,773	6,122,071
Novartis AG - Sponsored ADR	45,857	4,011,112
Roche Holding AG	9,515	3,958,666
UBS Group AG	135,227	2,436,817
Zurich Insurance Group AG	10,920	4,798,472
		21,327,138
Taiwan - 3.52%

ASE Technology Holding Co., Ltd.	1,149,700	4,425,599
Quanta Computer, Inc.	533,000	1,824,379
		6,249,978
United Kingdom - 11.08%

BAE Systems PLC	482,220	3,588,584
British American Tobacco PLC -
Sponsored ADR	27,889	1,043,327
Britvic PLC	242,860	3,024,245
Diageo PLC	1,395	76,208
Persimmon PLC	122,016	4,716,807
Tesco PLC	1,226,414	4,812,363
Unilever PLC - Sponsored ADR	44,635	2,400,917
		19,662,451

TOTAL COMMON STOCKS
(Cost $124,310,199)		169,911,253

PREFERRED STOCK - 1.97%
South Korea - 1.97%

Samsung Electronics Co., Ltd.	58,415	3,498,757

TOTAL PREFERRED STOCK
(Cost $2,636,468)		3,498,757

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2021 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 97.72%
(Cost $126,946,667)	$173,410,010
Other Assets In Excess Of Liabilities 2.28%	4,039,504
NET ASSETS 100.00%	$177,449,514

ADR	- American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	26.18%	$46,456,981
Industrials	14.66	26,021,508
Consumer Staples	9.84	17,479,131
Communication Services	9.36	16,603,421
Materials	8.14	14,440,777
Consumer Discretionary	8.08	14,357,885
Health Care	7.62	13,528,308
Energy	3.68	6,537,524
Information Technology	3.53	6,249,978
Utilities	2.86	5,074,682
Real Estate	1.78	3,161,058
TOTAL COMMON STOCKS	95.75	169,911,253
PREFERRED STOCK
Information Technology	1.97	3,498,757
TOTAL PREFERRED STOCK	1.97	3,498,757
TOTAL INVESTMENTS	97.72%	$173,410,010
Other Assets In Excess Of
Liabilities	2.28	4,039,504
TOTAL NET ASSETS	100.00%	$177,449,514

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.96%
Aerospace & Defense - 4.95%
General Dynamics Corp.	103,100	$21,493,257
Raytheon Technologies Corp.	416,050	35,805,263
		57,298,520
Air Freight & Logistics - 2.31%
United Parcel Service, Inc., Class B	124,995	26,791,428
Banks - 9.82%
Bank of America Corp.	733,000	32,611,170
Citigroup, Inc.	324,000	19,566,360
JPMorgan Chase & Co.	234,176	37,081,770
Truist Financial Corp.	419,350	24,552,942
		113,812,242
Beverages - 1.59%
Diageo PLC - Sponsored ADR	83,667	18,418,453
Building Products - 2.82%
Johnson Controls International PLC	401,162	32,618,482
Capital Markets - 3.10%
Morgan Stanley	365,350	35,862,756
Chemicals - 2.03%
Dow, Inc.	414,170	23,491,722
Communications Equipment - 2.48%
Cisco Systems, Inc.	453,865	28,761,425
Distributors - 2.70%
Genuine Parts Co.	223,451	31,327,830
Diversified Telecommunication Services - 3.90%
AT&T, Inc.	565,423	13,909,406
BCE, Inc.	601,618	31,308,201
		45,217,607
Electric Utilities - 4.93%
Duke Energy Corp.	230,755	24,206,199
NextEra Energy, Inc.	352,830	32,940,209
		57,146,408
Equity Real Estate Investment Trusts (REITs) - 5.82%
Healthpeak Properties, Inc.	712,850	25,726,757
VICI Properties, Inc.	719,769	21,672,245
Welltower, Inc.	234,120	20,080,472
		67,479,474

Food & Staples Retailing - 1.15%
Walgreens Boots Alliance, Inc.	256,400	13,373,824

		Value
	Shares	(Note 2)
Health Care Equipment & Supplies - 2.25%
Medtronic PLC	251,431	$26,010,537
Household Products - 2.02%
Kimberly-Clark Corp.	164,081	23,450,457
Industrial Conglomerates - 4.51%
3M Co.	149,760	26,601,869
Siemens AG - Sponsored ADR	296,452	25,672,743
		52,274,612
Insurance - 3.83%
Chubb, Ltd.	163,061	31,521,322
Travelers Cos., Inc.	82,291	12,872,781
		44,394,103
Multiline Retail - 2.69%
Target Corp.	134,717	31,178,903
Oil, Gas & Consumable Fuels - 6.39%
Chevron Corp.	295,000	34,618,250
ConocoPhillips	266,000	19,199,880
Exxon Mobil Corp.	331,000	20,253,890
		74,072,020
Personal Products - 2.42%
Unilever PLC - Sponsored ADR	521,145	28,032,390
Pharmaceuticals - 11.93%
Eli Lilly & Co.	72,981	20,158,812
Johnson & Johnson	214,250	36,651,748
Merck & Co., Inc.	289,548	22,190,959
Novartis AG - Sponsored ADR	309,620	27,082,461
Pfizer, Inc.	543,842	32,113,870
		138,197,850
Semiconductors & Semiconductor Equipment - 5.02%
Broadcom, Inc.	55,816	37,140,525
Intel Corp.	407,279	20,974,868
		58,115,393
Software - 1.70%
Microsoft Corp.	58,470	19,664,630
Specialty Retail - 2.94%
Lowe's Cos., Inc.	131,961	34,109,279
Tobacco - 4.66%
Altria Group, Inc.	456,100	21,614,579

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
Tobacco (continued)
Philip Morris International, Inc.	$340,550	$32,352,250
		53,966,829

TOTAL COMMON STOCKS (Cost $566,737,587)		1,135,067,174

TOTAL INVESTMENTS 97.96%
(Cost $566,737,587)		$1,135,067,174

Other Assets In Excess Of
Liabilities 2.04%		23,669,635
NET ASSETS 100.00%		$1,158,736,809

ADR	- American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	16.75%	$194,069,101
Industrials	14.58	168,983,042
Health Care	14.17	164,208,387
Consumer Staples	11.84	137,241,953
Information Technology	9.19	106,541,448
Consumer Discretionary	8.34	96,616,012
Energy	6.39	74,072,020
Real Estate	5.82	67,479,474
Utilities	4.93	57,146,408
Communication Services	3.90	45,217,607
Materials	2.03	23,491,722
TOTAL COMMON STOCKS	97.96	1,135,067,174
TOTAL INVESTMENTS	97.96%	$1,135,067,174
Other Assets In Excess Of Liabilities	2.04	23,669,635
TOTAL NET ASSETS	100.00%	$1,158,736,809

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 99.93%
Aerospace & Defense - 6.65%
AAR Corp.(a)	4,854	$189,451
Spirit AeroSystems Holdings, Inc.,
Class A	8,764	377,641
		567,092
Airlines - 3.26%
Copa Holdings SA(a), Class A	3,366	278,234
Banks - 21.83%
Ameris Bancorp	6,099	302,998
Enterprise Financial Services Corp.	4,539	213,742
First Bancorp/Southern Pines, NC	1,009	46,131
First Horizon Corp.	20,086	328,004
Great Western Bancorp, Inc.	16,779	569,815
SouthState Corp.	1,727	138,350
Spirit of Texas Bancshares, Inc.	9,143	263,136
		1,862,176
Beverages - 1.64%
Coca-Cola Consolidated, Inc.	226	139,937
Capital Markets - 3.89%
Lazard, Ltd., Class A	7,606	331,850
Chemicals - 4.21%
Cabot Corp.	1,430	80,366
Huntsman Corp.	7,998	278,970
		359,336
Commercial Services & Supplies - 3.20%
Steelcase, Inc., Class A	23,267	272,689
Communications Equipment - 4.24%
Comtech Telecommunications Corp.	15,271	361,770
Electrical Equipment - 0.32%
Encore Wire Corp.	192	27,475
Energy Equipment & Services - 2.41%
Helmerich & Payne, Inc.	8,676	205,621
Equity Real Estate Investment Trusts (REITs) - 4.44%
Host Hotels & Resorts, Inc.(a)	21,788	378,893
Health Care Equipment & Supplies - 3.37%
Haemonetics Corp.(a)	5,417	287,318
Hotels, Restaurants & Leisure - 8.35%
Denny's Corp.(a)	24,755	396,080

		Value
	Shares	(Note 2)
Hotels, Restaurants & Leisure (continued)
Ruth's Hospitality Group, Inc.(a)	15,884	$316,092
		712,172
Household Durables - 3.39%
Taylor Morrison Home Corp.(a)	8,278	289,399
Leisure Products - 0.81%
MasterCraft Boat Holdings, Inc.(a)	2,432	68,899
Machinery - 3.21%
Mayville Engineering Co., Inc.(a)	12,392	184,765
Timken Co.	1,289	89,315
		274,080
Oil, Gas & Consumable Fuels - 9.46%
Brigham Minerals, Inc.	7,935	167,349
Civitas Resources, Inc.	4,251	208,171
Coterra Energy, Inc.	13,297	252,643
HollyFrontier Corp.	5,442	178,389
		806,552
Professional Services - 8.86%
Barrett Business Services, Inc.	5,000	345,300
BGSF, Inc.	28,597	410,367
		755,667
Real Estate Management & Development - 0.55%
Jones Lang LaSalle, Inc.(a)	175	47,134
Semiconductors & Semiconductor Equipment - 1.23%
MKS Instruments, Inc.	602	104,850
Textiles, Apparel & Luxury Goods - 2.53%
Columbia Sportswear Co.	2,218	216,122
Thrifts & Mortgage Finance - 2.08%
Premier Financial Corp.	5,744	177,547
TOTAL COMMON STOCKS		8,524,813
(Cost $6,322,629)
TOTAL INVESTMENTS 99.93%
(Cost $6,322,629)		$8,524,813
Other Assets In Excess Of Liabilities 0.07%		5,829
NET ASSETS 100.00%		$8,530,642

(a)       Non-Income Producing Security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2021 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	27.80%	$2,371,573
Industrials	25.50	2,175,237
Consumer Discretionary	15.08	1,286,592
Energy	11.87	1,012,173
Information Technology	5.47	466,620
Real Estate	4.99	426,027
Materials	4.21	359,336
Health Care	3.37	287,318
Consumer Staples	1.63	139,937
TOTAL COMMON STOCKS	99.93	8,524,813
TOTAL INVESTMENTS	99.93%	$8,524,813
Other Assets In Excess Of Liabilities	0.07	5,829
TOTAL NET ASSETS	100.00%	$8,530,642

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.76%
Aerospace & Defense - 7.12%
Boeing Co.(a)	2,775	$558,663
General Dynamics Corp.	3,580	746,323
Raytheon Technologies Corp.	8,183	704,229
		2,009,215

Auto Components - 1.71%
BorgWarner, Inc.	10,697	482,114

Banks - 9.36%
Bank of America Corp.	17,700	787,473
Citigroup, Inc.	12,680	765,745
JPMorgan Chase & Co.	6,884	1,090,082
		2,643,300

Capital Markets - 4.30%
Morgan Stanley	12,370	1,214,239

Chemicals - 1.78%
Axalta Coating Systems, Ltd.(a)	15,205	503,590

Communications Equipment - 2.89%
Cisco Systems, Inc.	12,901	817,536

Consumer Finance - 1.91%
American Express Co.	3,300	539,880

Containers & Packaging - 1.99%
Packaging Corp. of America	4,132	562,572

Electrical Equipment - 2.01%
Sensata Technologies Holding PLC(a)	9,183	566,499

Electronic Equipment, Instruments & Components - 3.53%
Arrow Electronics, Inc.(a)	7,424	996,820

Entertainment - 2.07%
Walt Disney Co.(a)	3,780	585,484

Food Products - 3.85%
Archer-Daniels-Midland Co.	4,507	304,628
Mondelez International, Inc., Class A	11,794	782,060
		1,086,688

Health Care Equipment & Supplies - 2.57%
Medtronic PLC	7,005	724,667

Industrial Conglomerates - 5.81%
3M Co.	3,230	573,745
Siemens AG - Sponsored ADR	12,326	1,067,431
		1,641,176

		Value
	Shares	(Note 2)
Insurance - 6.81%
Allstate Corp.	6,950	$817,668
Chubb, Ltd.	5,723	1,106,313
		1,923,981

Life Sciences Tools & Services - 4.22%
Thermo Fisher Scientific, Inc.	1,786	1,191,691

Media - 2.39%
Comcast Corp., Class A	13,400	674,422

Oil, Gas & Consumable Fuels - 5.30%
Chevron Corp.	5,550	651,292
ConocoPhillips	11,700	844,506
		1,495,798

Personal Products - 1.93%
Unilever PLC - Sponsored ADR	10,115	544,086

Pharmaceuticals - 15.95%
Bristol-Myers Squibb Co.	14,420	899,087
Johnson & Johnson	4,245	726,192
Merck & Co., Inc.	11,289	865,189
Novartis AG - Sponsored ADR	8,130	711,131
Pfizer, Inc.	22,072	1,303,352
		4,504,951

Road & Rail - 1.12%
Canadian National Railway Co.	2,565	315,136

Semiconductors & Semiconductor Equipment - 1.49%
Skyworks Solutions, Inc.	2,704	419,499

Software - 3.91%
Microsoft Corp.	1,085	364,907
Oracle Corp.	8,476	739,192
		1,104,099

Specialty Retail - 3.74%
Lowe's Cos., Inc.	4,091	1,057,442

TOTAL COMMON STOCKS
(Cost $15,416,063)		27,604,885

TOTAL INVESTMENTS 97.76%
(Cost $15,416,063)		$27,604,885

Other Assets In Excess Of Liabilities 2.24%		630,582

NET ASSETS 100.00%		$28,235,467

(a)    Non-Income Producing Security.

\

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	13

Cullen Value Fund	Schedule of Investments
December 31, 2021 (Unaudited)

ADR	- American Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Health Care	22.74%	$6,421,309
Financials	22.39	6,321,400
Industrials	16.05	4,532,026
Information Technology	11.82	3,337,954
Consumer Staples	5.78	1,630,774
Consumer Discretionary	5.45	1,539,556
Energy	5.30	1,495,798
Communication Services	4.47	1,259,906
Materials	3.78	1,066,162
TOTAL COMMON STOCKS	97.76	27,604,885
TOTAL INVESTMENTS	97.76%	$27,604,885
Other Assets In Excess Of Liabilities	2.24	630,582
TOTAL NET ASSETS	100.00%	$28,235,467

Percentages are stated as a percent of net assets.

\

See Notes to Financial Statements.

14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.51%
Austria - 5.71%
Erste Group Bank AG	176,050	$8,106,721
OMV AG	143,693	8,171,533
		16,278,254

Brazil - 1.93%
SLC Agricola SA	97,000	789,410
Vale SA	335,004	4,709,302
		5,498,712

Canada - 0.05%
Lundin Mining Corp.	18,182	142,012

Chile - 1.33%
Vina Concha y Toro SA	2,466,909	3,793,017

China - 4.83%
China Construction Bank Corp., Class H	2,132,300	1,476,672
China Yongda Automobiles Services Holdings, Ltd.	1,187,100	1,589,387
CIFI Holdings Group Co., Ltd.	46,400	27,908
CITIC Securities Co., Ltd.	1,519,300	3,965,060
KWG Group Holdings, Ltd.	4,987,000	3,261,755
Times China Holdings, Ltd.	108,800	52,603
Zijin Mining Group Co., Ltd., Class H	2,857,000	3,400,166
		13,773,551

Czech Republic - 2.95%
Komercni Banka AS	196,487	8,408,275

Egypt - 1.53%
Integrated Diagnostics Holdings PLC(a)(b)	3,388,550	4,354,287

Greece - 3.22%
OPAP SA	647,390	9,191,044

Hong Kong - 9.22%
AIA Group, Ltd.	724,200	7,300,001
BOC Aviation, Ltd.(a)(b)	40,020	293,059
CIMC Enric Holdings, Ltd.	3,792,000	5,514,717
Health & Happiness H&H International Holdings, Ltd.	1,311,000	2,031,007
Nine Dragons Paper Holdings, Ltd.	1,721,700	1,848,097
PAX Global Technology, Ltd.	2,259,300	1,599,391
Xinyi Glass Holdings, Ltd.	3,071,700	7,681,663
		26,267,935

India - 9.51%
Ascendas India Trust	2,890,980	3,046,298
ICICI Bank, Ltd. - Sponsored ADR	453,017	8,965,206
Power Grid Corp Of India Ltd.	3,121,000	8,581,783

		Value
	Shares	(Note 2)
India (continued)
PowerGrid Infrastructure Investment Trust(a)(b)(c)	4,000,600	$6,509,832
		27,103,119

Indonesia - 3.36%
Bank Rakyat Indonesia Persero Tbk PT	18,018,744	5,196,073
Telkom Indonesia Persero Tbk PT	15,471,000	4,385,395
		9,581,468

Kazakhstan - 3.42%
Kaspi.KZ JSC - GDR	83,939	9,736,924

Mexico - 6.86%
Arca Continental SAB de CV	1,064,500	6,759,605
PLA Administradora Industrial S de RL de CV	3,736,160	5,213,162
Prologis Property Mexico SA de CV	2,734,336	7,571,822
		19,544,589

Russia - 5.10%
Globaltrans Investment PLC - Sponsored GDR(b)	178,867	1,523,947
LUKOIL PJSC - Sponsored ADR	85,960	7,719,208
MMC Norilsk Nickel PJSC - ADR	121,231	3,718,155
Polymetal International PLC	7,400	131,363
Sberbank of Russia PJSC - Sponsored ADR	92,029	1,449,456
		14,542,129

South Africa - 3.82%
Anglo American PLC	87,495	3,571,804
Mondi PLC	294,500	7,302,898
		10,874,702

South Korea - 12.51%
Macquarie Korea Infrastructure Fund	722,774	8,542,565
Samsung Electronics Co., Ltd.	156,571	10,312,942
Shinhan Financial Group Co., Ltd.	230,800	7,144,850
SK Square Co., Ltd.(c)	49,987	2,792,123
SK Telecom Co., Ltd.	141,212	6,877,960
		35,670,440

Taiwan - 18.28%
ASE Technology Holding Co., Ltd.	2,106,328	8,107,996
KMC Kuei Meng International, Inc.	233,000	1,663,263
MediaTek, Inc.	187,500	8,064,662
Quanta Computer, Inc.	1,490,600	5,102,101
Sinbon Electronics Co., Ltd.	527,000	5,409,622
Sunonwealth Electric Machine Industry Co., Ltd.	2,794,300	4,484,292
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	96,077	11,740,192

\

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
Taiwan (continued)
Wiwynn Corp.	186,623	$7,521,041
		52,093,169

Thailand - 2.01%
Thai Beverage PCL	7,428,000	3,637,934
Vinythai PCL	1,806,800	2,082,377
		5,720,311

Vietnam - 0.87%
Ho Chi Minh City Securities Corp.	1,241,000	2,477,644

TOTAL COMMON STOCKS
(Cost $218,211,326)		275,051,582

PARTICIPATORY NOTES - 2.39%
China - 2.39%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/30/2024(c)	369,070	1,638,805
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023(c)	447,300	5,180,198
		6,819,003
TOTAL PARTICIPATORY NOTES
(Cost $4,765,205)		6,819,003

PREFERRED STOCK - 0.03%
Brazil - 0.03%
Itau Unibanco Holding SA	21,400	80,759

TOTAL PREFERRED STOCK
(Cost $103,360)		80,759

TOTAL INVESTMENTS 98.93%
(Cost $223,079,891)		$281,951,344

Other Assets In Excess Of Liabilities 1.07%		3,063,946

NET ASSETS 100.00%		$285,015,290

(a)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2021 the aggregate value of those securities was $11,157,178, which represents 3.91% of net assets.

(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2021, the aggregate value of those securities was $12,681,124, which represents 4.45% of net assets.

(c)	Non-Income Producing Security.

ADR	- American Depositary Receipt
GDR	- Gross Depositary Receipt

Sector	% of Net	Value
Diversification	Assets	(Note 2)
COMMON STOCKS
Financials	25.53%	$72,769,447
Information Technology	21.28	60,650,070
Materials	9.44	26,906,174
Real Estate	9.01	25,683,380
Industrials	6.84	19,497,678
Consumer Staples	5.97	17,010,973
Energy	5.58	15,890,741
Consumer Discretionary	4.37	12,443,694
Communication Services	3.95	11,263,355
Utilities	3.01	8,581,783
Health Care	1.53	4,354,287
TOTAL COMMON STOCKS	96.51	275,051,582

PARTICIPATORY NOTES
Consumer Discretionary	2.39	6,819,003
TOTAL PARTICIPATORY NOTES	2.39	6,819,003

PREFERRED STOCK
Financials	0.03	80,759
TOTAL PREFERRED STOCK	0.03	80,759

TOTAL INVESTMENTS	98.93%	$281,951,344
Other Assets In Excess Of Liabilities	1.07	3,063,946
TOTAL NET ASSETS	100.00%	$285,015,290

Percentages are stated as a percent of net assets.

\

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.45%
Aerospace & Defense - 3.60%
Raytheon Technologies Corp.(a)	39,142	$3,368,560

Automobiles - 2.95%
Toyota Motor Corp. - Sponsored ADR	14,880	2,757,264

Banks - 9.71%
Bank of America Corp.	25,806	1,148,109
Citigroup, Inc.	33,618	2,030,191
JPMorgan Chase & Co.	16,415	2,599,315
Truist Financial Corp.	56,285	3,295,487
		9,073,102

Building Products - 2.52%
Johnson Controls International PLC(a)	28,970	2,355,551

Capital Markets - 2.90%
Morgan Stanley(a)	27,604	2,709,609

Chemicals - 2.29%
Dow, Inc.	37,673	2,136,813

Communications Equipment - 2.83%
Cisco Systems, Inc.	41,732	2,644,557

Distributors - 3.10%
Genuine Parts Co.	20,650	2,895,130

Diversified Telecommunication Services - 4.84%
BCE, Inc.	35,260	1,834,930
Verizon Communications, Inc.	51,785	2,690,749
		4,525,679

Electric Utilities - 6.80%
Duke Energy Corp.	33,380	3,501,562
PPL Corp.	94,985	2,855,249
		6,356,811

Equity Real Estate Investment Trusts (REITs) - 5.55%
Healthpeak Properties, Inc.	66,480	2,399,263
VICI Properties, Inc.	92,710	2,791,498
		5,190,761

Food & Staples Retailing - 3.07%
Walgreens Boots Alliance, Inc.(a)	55,100	2,874,016

Food Products - 2.04%
Conagra Brands, Inc.	55,879	1,908,268

Health Care Equipment & Supplies - 2.91%
Medtronic PLC	26,260	2,716,597

		Value
	Shares	(Note 2)
Industrial Conglomerates - 3.31%
3M Co.	17,406	$3,091,828

Insurance - 2.23%
Allstate Corp.	17,760	2,089,464

Media - 2.05%
Comcast Corp., Class A	38,000	1,912,540

Metals & Mining - 3.19%
Rio Tinto PLC - ADR	44,530	2,980,838

Oil, Gas & Consumable Fuels - 7.98%
Chevron Corp.(a)	27,635	3,242,967
ConocoPhillips(a)	23,402	1,689,156
Exxon Mobil Corp.	41,303	2,527,331
		7,459,454

Personal Products - 1.98%
Unilever PLC - Sponsored ADR	34,373	1,848,924

Pharmaceuticals - 9.48%
Bristol-Myers Squibb Co.	53,515	3,336,660
Merck & Co., Inc.(a)	34,870	2,672,437
Novartis AG - Sponsored ADR	32,610	2,852,397
		8,861,494

Semiconductors & Semiconductor Equipment - 5.63%
Broadcom, Inc.	3,458	2,300,988
Intel Corp.	57,515	2,962,022
		5,263,010

Tobacco - 5.49%
Altria Group, Inc.	50,365	2,386,797
Philip Morris International, Inc.(a)	28,930	2,748,350
		5,135,147

TOTAL COMMON STOCKS
(Cost $84,963,603)		90,155,417

TOTAL INVESTMENTS 96.45%
(Cost $84,963,603)		$90,155,417

Other Assets In Excess Of Liabilities 3.55%		3,317,815

NET ASSETS 100.00%		$93,473,232

\

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	17

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2021 (Unaudited)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value
CALL OPTIONS WRITTEN (0.21%)
Chevron Corp., Expires January, 2022, Exercise Price $122.00	$(1,631,165)	(139)	$(8,340)
ConocoPhillips, Expires January, 2022, Exercise Price $74.00	(1,689,012)	(234)	(30,888)
Johnson Controls International PLC, Expires January, 2022, Exercise Price $80.00	(2,349,859)	(289)	(73,695)
Merck & Co., Inc., Expires January, 2022, Exercise Price $79.00	(1,341,200)	(175)	(10,150)
Morgan Stanley, Expires January, 2022, Exercise Price $103.00	(2,709,216)	(276)	(21,804)
Philip Morris International, Inc., Expires January, 2022, Exercise Price $96.00	(1,377,500)	(145)	(14,210)
Raytheon Technologies Corp., Expires January, 2022, Exercise Price $87.00	(1,686,776)	(196)	(19,012)
Walgreens Boots Alliance, Inc., Expires January, 2022, Exercise Price $55.00	(1,439,616)	(276)	(16,836)

TOTAL CALL OPTIONS WRITTEN (Premiums received $162,528)			(194,935)

TOTAL WRITTEN OPTIONS (Premiums received $162,528)			$(194,935)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2021.

ADR	- American Depositary Receipt

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	14.85%	$13,872,175
Consumer Staples	12.59	11,766,355
Health Care	12.39	11,578,091
Industrials	9.43	8,815,939
Information Technology	8.46	7,907,567
Energy	7.98	7,459,454
Communication Services	6.89	6,438,219
Utilities	6.80	6,356,811
Consumer Discretionary	6.05	5,652,394
Real Estate	5.55	5,190,761
Materials	5.47	5,117,651
TOTAL COMMON STOCKS	96.45	90,155,417
TOTAL INVESTMENTS	96.45%	$90,155,417
Other Assets In Excess Of Liabilities	3.55	3,317,815
TOTAL NET ASSETS	100.00%	$93,473,232
CALL OPTIONS WRITTEN
Health Care	(0.01)%	$(10,150)
Financials	(0.02)	(21,804)
Energy	(0.04)	(39,228)
Consumer Staples	(0.04)	(31,046)
Industrials	(0.10)	(92,707)
TOTAL CALL OPTIONS WRITTEN	(0.21)	(194,935)

Percentages are stated as a percent of net assets.

\

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2021 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments, at value	$173,410,010	$1,135,067,174	$8,524,813	$27,604,885	$281,951,344	$90,155,417
Cash	2,179,869	20,862,292	33,387	614,367	2,422,697	3,802,549
Foreign currencies, at value (Cost –, –, –, –, $826,203 and –, respectively)	–	–	–	–	826,942	–
Receivable for investments sold	–	–	–	–	703,771	–
Receivable for fund shares sold	915,099	884,568	–	–	428,680	27,155
Dividends receivable	1,288,621	3,449,601	7,591	59,982	949,662	273,422
Receivable due from Investment Advisor	–	–	14,762	5,065	–	–
Prepaid expenses and other assets	42,103	78,789	21,205	21,910	35,572	40,964
Total Assets	177,835,702	1,160,342,424	8,601,758	28,306,209	287,318,668	94,299,507
LIABILITIES:
Foreign currency due to custodian(Cost $27, –, –, –, – and –, respectively)	27	–	–	–	–	–
Written options, at value (Premiums received –, –, –, –, – and $162,528, respectively)	–	–	–	–	–	194,935
Payable to Investment Advisor	104,490	647,317	–	–	184,977	30,475
Capital gains tax	–	–	–	–	181,169	–
Payable for investments purchased	–	–	–	–	1,684,393	–
Payable for shares redeemed	157,079	731,689	–	–	86,732	509,182
Distribution fees payable	2,227	57,927	231	987	3,346	6,702
Trustees' fees and expenses payable	20,329	20,329	20,330	20,330	20,330	20,330
Accrued expenses and other liabilities	102,036	148,353	50,555	49,425	142,431	64,651
Total Liabilities	386,188	1,605,615	71,116	70,742	2,303,378	826,275
NET ASSETS	$177,449,514	$1,158,736,809	$8,530,642	$28,235,467	$285,015,290	$93,473,232

NET ASSETS CONSIST OF
Paid-in capital	$162,031,821	$558,239,226	$6,189,825	$16,062,653	$286,998,040	$88,477,250
Total distributable earnings	15,417,693	600,497,583	2,340,817	12,172,814	(1,982,750)	4,995,982
NET ASSETS	$177,449,514	$1,158,736,809	$8,530,642	$28,235,467	$285,015,290	$93,473,232
INVESTMENTS, AT COST	$126,946,667	$566,737,587	$6,322,629	$15,416,063	$223,079,891	$84,963,603

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	19

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2021 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.96	$16.72	$14.38	$15.19	$11.82	$11.27
Net Assets	$4,857,347	$128,547,162	$632,414	$2,361,950	$9,214,912	$2,939,956
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	443,285	7,686,102	43,979	155,485	779,913	260,875

Class C:
Net Asset Value, offering and redemption price per share	$10.90	$16.42	$12.75	$15.15	$11.64	$11.28
Net Assets	$1,376,948	$36,180,631	$112,712	$604,717	$1,678,839	$7,185,248
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	126,340	2,203,014	8,842	39,908	144,253	636,986

Class I:
Net Asset Value, offering and redemption price per share	$11.06	$16.74	$14.86	$15.14	$11.91	$11.35
Net Assets	$171,214,505	$992,349,454	$7,785,516	$25,268,800	$274,121,539	$83,348,028
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	15,484,483	59,290,836	524,001	1,668,959	23,015,052	7,340,451

Class R1:
Net Asset Value, offering and redemption price per share	N/A	$13.49	N/A	N/A	N/A	N/A
Net Assets	N/A	$773,195	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	N/A	57,330	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$12.75	$13.79	N/A	N/A	N/A	N/A
Net Assets	$714	$886,367	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	56	64,295	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2021 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$2,903,489	$17,142,014	$78,801	$282,503	$6,982,665	$1,593,267
Total Investment Income	2,903,489	17,142,014	78,801	282,503	6,982,665	1,593,267
EXPENSES
Investment advisory fees (Note 6)	958,767	5,905,937	43,112	140,187	1,519,222	439,101
Administrative fees	43,464	194,811	9,042	11,719	63,375	23,185
Distribution fees (Note 7)
Retail	7,654	162,654	790	2,911	11,481	3,416
Class C	6,756	181,040	1,335	2,807	8,976	35,373
Class R1	23	1,894	N/A	N/A	N/A	N/A
Class R2	1	1,358	N/A	N/A	N/A	N/A
Registration and filing fees	36,531	41,026	21,426	22,464	29,936	23,286
Custody fees	41,825	18,307	2,568	1,401	158,369	4,213
Transfer agent fees	35,023	85,711	22,531	22,984	23,021	27,613
Legal fees	10,344	10,344	10,344	10,344	10,344	10,344
Professional fees	29,151	24,074	24,106	24,106	24,106	25,173
Shareholder reports	5,487	29,989	535	757	5,405	1,700
Trustees' fees	40,329	40,330	40,330	40,330	40,330	40,330
Other expenses	9,415	42,694	1,838	2,497	13,198	7,531
Total Expenses	1,224,770	6,740,169	177,957	282,507	1,907,763	641,265
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(8,100)	(216,650)	(9,722)	(14,244)	(11,145)	(8,483)
Class C	(1,780)	(60,327)	(4,108)	(3,472)	(2,182)	(21,987)
Class I	(242,209)	(1,683,801)	(118,904)	(153,907)	(355,205)	(242,371)
Class R1	(1)	(311)	N/A	N/A	N/A	N/A
Class R2	N/A	(448)	N/A	N/A	N/A	N/A
Net Expenses	972,680	4,778,632	45,223	110,884	1,539,231	368,424
NET INVESTMENT INCOME	1,930,809	12,363,382	33,578	171,619	5,443,434	1,224,843
Net realized gain/(loss) on:
Investments	4,173,483	46,215,769	434,121	1,021,481	6,374,780	3,784,786
Written options	–	–	–	–	–	808,695
Foreign currency related transactions	(58,940)	(4,764)	–	(20)	(80,542)	(157)
Total Net Realized Gain/(Loss)	4,114,543	46,211,005	434,121	1,021,461	6,294,238	4,593,324
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,196,766)	29,659,409	(387,060)	411,177	(20,023,077)	(2,234,173)
Written options	–	–	–	–	–	(20,972)
Capital Gains Tax	–	–	–	–	(181,169)	–
Foreign currency related transactions	(15,663)	11,672	–	–	5,695	650
Total net change in unrealized appreciation/(depreciation)	(3,212,429)	29,671,081	(387,060)	411,177	(20,198,551)	(2,254,495)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	902,114	75,882,086	47,061	1,432,638	(13,904,313)	2,338,829
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,832,923	$88,245,468	$80,639	$1,604,257	$(8,460,879)	$3,563,672
*Foreign taxes withheld on dividends	$382,959	$137,563	$–	$940	$895,399	$11,063

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	21

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International		Cullen High Dividend
	High Dividend Fund		Equity Fund
	Six Months Ended December 31, 2021	Year Ended	Six Months Ended December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021	(Unaudited)	June 30, 2021
OPERATIONS
Net investment income	$1,930,809	$5,404,031	$12,363,382	$28,004,270
Net realized gain	4,114,543	11,746,622	46,211,005	134,944,914
Net change in unrealized appreciation/(depreciation)	(3,212,429)	24,856,946	29,671,081	164,915,520
Net Increase in Net Assets Resulting from Operations	2,832,923	42,007,599	88,245,468	327,864,704
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(73,244)	(148,725)	(11,897,363)	(12,485,270)
Class C	(13,556)	(26,352)	(3,293,012)	(3,338,699)
Class I	(2,348,342)	(5,028,003)	(93,895,553)	(94,458,334)
Class R1	(108)	(286)	(82,370)	(72,966)
Class R2	(6)	(90)	(116,577)	(95,534)
Net Decrease in Net Assets from Distributions	(2,435,256)	(5,203,456)	(109,284,875)	(110,450,803)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	249,320	1,920,586	5,115,249	11,062,892
Class C	50,000	405,159	922,151	2,395,482
Class I	18,678,999	48,617,455	58,556,846	163,807,162
Class R1	490	1,636	10,099	38,116
Class R2	12	154	56,732	127,324
Dividends reinvested
Retail	69,371	140,610	11,540,271	12,073,024
Class C	12,098	23,100	3,225,682	3,264,413
Class I	1,219,825	2,528,603	76,825,837	77,348,050
Class R1	108	286	82,369	72,966
Class R2	6	90	116,577	95,534
Shares redeemed
Retail	(1,696,638)	(2,379,444)	(14,953,810)	(41,335,064)
Class C	(71,531)	(361,605)	(2,840,637)	(12,379,836)
Class I	(37,595,022)	(35,126,168)	(120,709,438)	(347,214,733)
Class R1	(12,440)	(6,663)	(24,146)	(58,776)
Class R2	(3,731)	(330)	(285,031)	(284,199)
Redemption fees
Retail	–	45	–	215
Class C	–	–	–	16
Class I	63	–	7,777	6,760
Class R1	–	–	–	2
Class R2	–	–	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(19,099,070)	15,763,514	17,646,528	(130,980,652)
Net Increase/(Decrease) in Net Assets	(18,701,403)	52,567,657	(3,392,879)	86,433,249
NET ASSETS
Beginning of period	196,150,917	143,583,260	1,162,129,688	1,075,696,439
End of period	$177,449,514	$196,150,917	$1,158,736,809	$1,162,129,688

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap		Cullen
	Value Fund		Value Fund
	Six Months Ended December 31, 2021	Year Ended	Six Months Ended December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021	(Unaudited)	June 30, 2021
OPERATIONS
Net investment income	$33,578	$18,678	$171,619	$479,157
Net realized gain	434,121	877,522	1,021,461	1,651,599
Net change in unrealized appreciation/(depreciation)	(387,060)	2,483,426	411,177	5,092,858
Net Increase in Net Assets Resulting from Operations	80,639	3,379,626	1,604,257	7,223,614
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(67,522)	–	(220,629)	(271,308)
Class C	(13,450)	–	(54,485)	(28,043)
Class I	(815,475)	(12,981)	(2,408,257)	(3,416,212)
Net Decrease in Net Assets from Distributions	(896,447)	(12,981)	(2,683,371)	(3,715,563)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	32,554	1,080,374	31,637	713,541
Class C	–	116,551	130,500	403,350
Class I	286,002	4,626,456	223,460	981,626
Dividends reinvested
Retail	67,523	–	220,629	270,799
Class C	13,450	–	54,486	23,208
Class I	812,841	12,922	2,408,257	3,416,212
Shares redeemed
Retail	(43,739)	(1,084,387)	(31,654)	(356,572)
Class C	(221,361)	(352,806)	(154,418)	(248,321)
Class I	(390,866)	(3,212,147)	(681,858)	(4,961,000)
Redemption fees
Retail	–	–	–	–
Class C	–	–	–	–
Class I	–	1	–	–
Net Increase in Net Assets Derived from Capital Share Transactions	556,404	1,186,964	2,201,039	242,843
Net Increase/(Decrease) in Net Assets	(259,404)	4,553,609	1,121,925	3,750,894
NET ASSETS
Beginning of period	8,790,046	4,236,437	27,113,542	23,362,648
End of period	$8,530,642	$8,790,046	$28,235,467	$27,113,542

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets		Cullen Enhanced Equity
	High Dividend Fund		Income Fund
	Six Months Ended December 31, 2021	Year Ended	Six Months Ended December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021	(Unaudited)	June 30, 2021
OPERATIONS
Net investment income	$5,443,434	$7,994,341	$1,224,843	$1,552,266
Net realized gain	6,294,238	34,801,825	4,593,324	5,465,120
Net change in unrealized appreciation/(depreciation)	(20,198,551)	47,140,484	(2,254,495)	10,086,276
Net Increase/(Decrease) in Net Assets Resulting from Operations	(8,460,879)	89,936,650	3,563,672	17,103,662
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(107,144)	(206,337)	(151,978)	(108,339)
Class C	(19,033)	(25,923)	(362,433)	(234,296)
Class I	(3,794,115)	(6,363,299)	(4,341,135)	(2,870,215)
Net Decrease in Net Assets from Distributions	(3,920,292)	(6,595,559)	(4,855,546)	(3,212,850)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,287,700	2,419,184	614,482	600,334
Class C	–	76,000	1,371,878	2,216,838
Class I	49,652,165	98,028,424	17,545,818	25,514,354
Dividends reinvested
Retail	99,374	196,356	146,221	103,238
Class C	18,281	25,401	290,812	144,171
Class I	3,638,191	6,072,322	3,920,438	2,555,399
Shares redeemed
Retail	(1,628,658)	(6,220,580)	(171,822)	(700,931)
Class C	(130,619)	(205,725)	(964,066)	(1,251,196)
Class I	(56,340,918)	(131,839,610)	(7,913,561)	(9,055,528)
Redemption fees
Retail	–	1	–	–
Class C	–	–	–	–
Class I	–	–	–	–
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(3,404,484)	(31,448,227)	14,840,200	20,126,679
Net Increase/(Decrease) in Net Assets	(15,785,655)	51,892,864	13,548,326	34,017,491
NET ASSETS
Beginning of period	300,800,945	248,908,081	79,924,906	45,907,415
End of period	$285,015,290	$300,800,945	$93,473,232	$79,924,906

See Notes to Financial Statements.
24	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
12/31/2021(d)	$10.94	0.10	0.05	0.15	(0.13)	(0.13)	$10.96
6/30/2021	$8.79	0.28	2.15	2.43	(0.28)	(0.28)	$10.94
6/30/2020	$9.55	0.19	(0.66)	(0.47)	(0.29)	(0.29)	$8.79
6/30/2019	$9.88	0.26	(0.27)	(0.01)	(0.32)	(0.32)	$9.55
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
Class C
12/31/2021(d)	$10.90	0.05	0.06	0.11	(0.11)	(0.11)	$10.90
6/30/2021	$8.78	0.22	2.12	2.34	(0.22)	(0.22)	$10.90
6/30/2020	$9.53	0.11	(0.65)	(0.54)	(0.21)	(0.21)	$8.78
6/30/2019	$9.85	0.20	(0.27)	(0.07)	(0.25)	(0.25)	$9.53
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
Class I
12/31/2021(d)	$11.03	0.11	0.06	0.17	(0.14)	(0.14)	$11.06
6/30/2021	$8.86	0.32	2.15	2.47	(0.30)	(0.30)	$11.03
6/30/2020	$9.63	0.21	(0.67)	(0.46)	(0.31)	(0.31)	$8.86
6/30/2019	$9.95	0.29	(0.26)	0.03	(0.35)	(0.35)	$9.63
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
Class R1
12/31/2021(d)	$12.88	0.09	(12.86)	(12.77)	(0.11)	(0.11)	$–
6/30/2021	$10.32	0.27	2.52	2.79	(0.23)	(0.23)	$12.88
6/30/2020	$11.17	0.17	(0.79)	(0.62)	(0.23)	(0.23)	$10.32
6/30/2019	$11.49	0.27	(0.32)	(0.05)	(0.27)	(0.27)	$11.17
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
Class R2
12/31/2021(d)	$12.78	0.14	0.01	0.15	(0.11)	(0.11)	$12.82
6/30/2021	$10.23	0.30	2.51	2.81	(0.26)	(0.26)	$12.78
6/30/2020	$11.06	0.17	(0.75)	(0.58)	(0.25)	(0.25)	$10.23
6/30/2019	$11.38	0.28	(0.30)	(0.02)	(0.30)	(0.30)	$11.06
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2021 (unaudited).
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

26	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

1.41%	$4,857	1.51	%(e)	1.25	%(e)	1.48	%(e)	1.74	%(e)	20	%(f)
27.95%	$6,267	1.52%		1.25%		2.57%		2.84%		57%
(4.99%)	$5,438	1.55%		1.25%		1.71%		2.01%		64%
(0.04%)	$7,202	1.54%		1.25%		2.45%		2.74%		39%
(1.60%)	$9,761	1.46%		1.25%		1.68%		1.89%		31%
12.72%	$41,377	1.48%		1.25%		2.43%		2.66%		41%

1.03%	$1,377	2.26	%(e)	2.00	%(e)	0.73	%(e)	0.99	%(e)	20	%(f)
26.92%	$1,387	2.27%		2.00%		1.93%		2.20%		57%
(5.71%)	$1,084	2.29%		2.00%		0.92%		1.21%		64%
(0.70%)	$2,556	2.29%		2.00%		1.80%		2.09%		39%
(2.34%)	$3,047	2.21%		2.00%		1.55%		1.76%		31%
11.90%	$2,902	2.22%		2.00%		1.59%		1.82%		41%

1.55%	$171,215	1.26	%(e)	1.00	%(e)	1.77	%(e)	2.03	%(e)	20	%(f)
28.24%	$188,481	1.27%		1.00%		2.86%		3.13%		57%
(4.81%)	$137,044	1.30%		1.00%		1.99%		2.29%		64%
0.34%	$148,416	1.29%		1.00%		2.71%		3.00%		39%
(1.34%)	$234,350	1.22%		1.00%		2.60%		2.82%		31%
13.02%	$194,201	1.22%		1.00%		2.53%		2.75%		41%

(100.00%)	$–	1.77	%(e)	1.75	%(e)	1.75	%(e)	1.77	%(e)	20	%(f)
27.28%	$12	1.77%		1.75%		2.28%		2.30%		57%
(5.55%)	$13	1.80%		1.75%		1.49%		1.54%		64%
(0.43%)	$14	1.80%		1.75%		2.41%		2.46%		39%
(2.03%)	$11	1.71%		1.71%		1.52%		1.52%		31%
12.17%	$66	1.72%		1.72%		2.12%		2.12%		41%

1.23%	$1	1.27	%(e)	1.27	%(e)	2.13	%(e)	2.13	%(e)	20	%(f)
27.70%	$4	1.54%		1.50%		2.56%		2.60%		57%
(5.24%)	$4	1.54%		1.50%		1.51%		1.55%		64%
(0.19%)	$45	1.54%		1.50%		2.57%		2.61%		39%
(1.80%)	$62	1.46%		1.46%		1.97%		1.97%		31%
12.52%	$121	1.47%		1.47%		2.35%		2.35%		41%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	27

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2021(d)	$17.09	0.17	1.12	1.29	(0.18)	(1.48)	(1.66)	$16.72
6/30/2021	$14.07	0.37	4.26	4.63	(0.37)	(1.24)	(1.61)	$17.09
6/30/2020	$16.91	0.37	(2.13)	(1.76)	(0.37)	(0.71)	(1.08)	$14.07
6/30/2019	$17.68	0.38	1.08	1.46	(0.37)	(1.86)	(2.23)	$16.91
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
Class C
12/31/2021(d)	$16.82	0.10	1.10	1.20	(0.12)	(1.48)	(1.60)	$16.42
6/30/2021	$13.87	0.25	4.21	4.46	(0.27)	(1.24)	(1.51)	$16.82
6/30/2020	$16.69	0.25	(2.10)	(1.85)	(0.26)	(0.71)	(0.97)	$13.87
6/30/2019	$17.50	0.25	1.05	1.30	(0.25)	(1.86)	(2.11)	$16.69
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
Class I
12/31/2021(d)	$17.11	0.19	1.12	1.31	(0.20)	(1.48)	(1.68)	$16.74
6/30/2021	$14.07	0.41	4.28	4.69	(0.41)	(1.24)	(1.65)	$17.11
6/30/2020	$16.92	0.41	(2.14)	(1.73)	(0.41)	(0.71)	(1.12)	$14.07
6/30/2019	$17.69	0.42	1.08	1.50	(0.41)	(1.86)	(2.27)	$16.92
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
Class R1
12/31/2021(d)	$14.07	0.10	0.93	1.03	(0.13)	(1.48)	(1.61)	$13.49
6/30/2021	$11.79	0.24	3.53	3.77	(0.25)	(1.24)	(1.49)	$14.07
6/30/2020	$14.34	0.24	(1.78)	(1.54)	(0.30)	(0.71)	(1.01)	$11.79
6/30/2019	$15.35	0.26	0.89	1.15	(0.30)	(1.86)	(2.16)	$14.34
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
Class R2
12/31/2021(d)	$14.35	0.12	0.94	1.06	(0.14)	(1.48)	(1.62)	$13.79
6/30/2021	$11.99	0.28	3.60	3.88	(0.28)	(1.24)	(1.52)	$14.35
6/30/2020	$14.57	0.28	(1.82)	(1.54)	(0.33)	(0.71)	(1.04)	$11.99
6/30/2019	$15.55	0.29	0.92	1.21	(0.33)	(1.86)	(2.19)	$14.57
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2021 (unaudited).
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

28	www.cullenfunds.com

Financial Highlights

 For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

7.74%	$128,547	1.33	%(e)	1.00	%(e)	1.56	%(e)	1.89	%(e)	6	%(f)
35.10%	$129,052	1.34%		1.00%		2.04%		2.38%		40%
(11.27%)	$122,691	1.33%		1.00%		1.99%		2.32%		41%
9.74%	$180,108	1.32%		1.00%		1.88%		2.20%		41%
4.61%	$203,509	1.32%		1.00%		1.69%		2.01%		16%
11.35%	$339,568	1.32%		1.00%		1.93%		2.24%		20%

7.31%	$36,181	2.08	%(e)	1.75	%(e)	0.82	%(e)	1.15	%(e)	6	%(f)
34.16%	$35,626	2.09%		1.75%		1.30%		1.64%		40%
(11.94%)	$35,533	2.08%		1.75%		1.24%		1.57%		41%
8.88%	$54,940	2.07%		1.75%		1.12%		1.44%		41%
3.85%	$62,291	2.07%		1.75%		0.95%		1.27%		16%
10.51%	$87,142	2.07%		1.75%		1.18%		1.50%		20%

7.88%	$992,349	1.08	%(e)	0.75	%(e)	1.82	%(e)	2.15	%(e)	6	%(f)
35.58%	$995,683	1.09%		0.75%		2.29%		2.63%		40%
(11.10%)	$915,992	1.08%		0.75%		2.24%		2.57%		41%
10.02%	$1,364,116	1.07%		0.75%		2.13%		2.45%		41%
4.87%	$1,426,692	1.07%		0.75%		1.96%		2.28%		16%
11.63%	$1,405,326	1.07%		0.75%		2.18%		2.50%		20%

7.52%	$773	1.58	%(e)	1.50	%(e)	1.32	%(e)	1.40	%(e)	6	%(f)
34.49%	$733	1.59%		1.50%		1.79%		1.88%		40%
(11.72%)	$560	1.58%		1.50%		1.76%		1.84%		41%
9.14%	$646	1.57%		1.50%		1.70%		1.77%		41%
4.09%	$374	1.57%		1.50%		1.46%		1.53%		16%
10.81%	$496	1.57%		1.50%		1.85%		1.92%		20%

7.65%	$886	1.33	%(e)	1.25	%(e)	1.58	%(e)	1.66	%(e)	6	%(f)
34.83%	$1,036	1.35%		1.25%		2.04%		2.14%		40%
(11.53%)	$920	1.58%		1.25%		1.75%		2.08%		41%
9.45%	$1,191	1.57%		1.25%		1.64%		1.96%		41%
4.38%	$1,179	1.57%		1.25%		1.29%		1.61%		16%
11.04%	$3,604	1.57%		1.25%		1.67%		1.98%		20%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	29

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen Small Cap Value Fund
Retail
12/31/2021(d)	$15.98	0.05	0.07	0.12	(0.04)		(1.68)	(1.72)	$14.38
6/30/2021	$9.40	0.01	6.57	6.58	–		–	–	$15.98
6/30/2020	$11.36	0.05	(1.65)	(1.60)	(0.03)		(0.33)	(0.36)	$9.40
6/30/2019	$12.35	(0.02)	(0.36)	(0.38)	–		(0.61)	(0.61)	$11.36
6/30/2018	$13.88	(0.07)	0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)	2.44	2.40	(0.00	)(j)	(0.08)	(0.08)	$13.88
Class C
12/31/2021(d)	$14.43	(0.02)	0.07	0.05	(0.05)		(1.68)	(1.73)	$12.75
6/30/2021	$8.56	(0.08)	5.95	5.87	–		–	–	$14.43
6/30/2020	$10.41	(0.02)	(1.50)	(1.52)	–		(0.33)	(0.33)	$8.56
6/30/2019	$11.46	(0.10)	(0.34)	(0.44)	–		(0.61)	(0.61)	$10.41
6/30/2018	$13.14	(0.16)	0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)	2.33	2.19	–		(0.08)	(0.08)	$13.14
Class I
12/31/2021(d)	$16.45	0.07	0.08	0.15	(0.06)		(1.68)	(1.74)	$14.86
6/30/2021	$9.68	0.05	6.75	6.80	(0.03)		–	(0.03)	$16.45
6/30/2020	$11.66	0.08	(1.69)	(1.61)	(0.04)		(0.33)	(0.37)	$9.68
6/30/2019	$12.63	0.01	(0.37)	(0.36)	–		(0.61)	(0.61)	$11.66
6/30/2018	$14.11	(0.04)	1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)	2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
Cullen Value Fund
Retail
12/31/2021(d)	$15.85	0.08	0.82	0.90	(0.08)		(1.48)	(1.56)	$15.19
6/30/2021	$13.87	0.25	3.99	4.24	(0.25)		(2.01)	(2.26)	$15.85
6/30/2020	$16.56	0.26	(0.93)	(0.67)	(0.28)		(1.74)	(2.02)	$13.87
6/30/2019	$15.35	0.23	1.21	1.44	(0.23)		–	(0.23)	$16.56
6/30/2018	$15.30	0.20	1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20	1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
Class C
12/31/2021(d)	$15.82	0.02	0.81	0.83	(0.02)		(1.48)	(1.50)	$15.15
6/30/2021	$13.85	0.12	4.00	4.12	(0.14)		(2.01)	(2.15)	$15.82
6/30/2020	$16.55	0.15	(0.93)	(0.78)	(0.18)		(1.74)	(1.92)	$13.85
6/30/2019	$15.34	0.12	1.20	1.32	(0.11)		–	(0.11)	$16.55
6/30/2018	$15.28	0.09	1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09	1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
Class I
12/31/2021(d)	$15.80	0.10	0.82	0.92	(0.10)		(1.48)	(1.58)	$15.14
6/30/2021	$13.84	0.28	3.98	4.26	(0.29)		(2.01)	(2.30)	$15.80
6/30/2020	$16.55	0.31	(0.93)	(0.62)	(0.35)		(1.74)	(2.09)	$13.84
6/30/2019	$15.34	0.27	1.21	1.48	(0.27)		–	(0.27)	$16.55
6/30/2018	$15.29	0.24	1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24	1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29

See Notes to Financial Statements.

30	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

0.90%	$632	4.33	%(e)	1.25	%(e)	(2.49	%)(e)	0.59	%(e)	13	%(f)
70.00%	$637	4.87%		1.25%		(3.55%)		0.07%		70%
(14.79%)	$267	7.38%		1.25%		(5.65%)		0.48%		111%
(2.28%)	$415	7.67	%(g)(h)	1.25%		(6.63	%)(h)(i)	(0.21%)		140%
7.38%	$440	8.02%		1.25%		(7.34%)		(0.57%)		34%
20.81%	$471	6.05%		1.25%		(5.10%)		(0.30%)		85%

0.57%	$113	5.09	%(e)	2.00	%(e)	(3.35	%)(e)	(0.26	%)(e)	13	%(f)
68.57%	$336	5.96%		2.00%		(4.62%)		(0.66%)		70%
(15.32%)	$399	7.22%		2.00%		(5.49%)		(0.27%)		111%
(3.01%)	$58	8.30	%(g)(h)	2.00%		(7.26	%)(h)(i)	(0.96%)		140%
6.56%	$55	8.79%		2.00%		(8.11%)		(1.32%)		34%
19.89%	$65	6.94%		2.00%		(6.02%)		(1.09%)		85%

1.07%	$7,786	4.08	%(e)	1.00	%(e)	(2.25	%)(e)	0.83	%(e)	13	%(f)
70.34%	$7,817	4.72%		1.00%		(3.38%)		0.34%		70%
(14.49%)	$3,570	7.57%		1.00%		(5.80%)		0.77%		111%
(2.07%)	$3,810	7.50	%(g)(h)	1.00%		(6.45	%)(h)(i)	0.05%		140%
7.62%	$3,684	7.81%		1.00%		(7.13%)		(0.32%)		34%
21.11%	$3,314	5.88%		1.00%		(4.96%)		(0.08%)		85%

5.83%	$2,362	2.22	%(e)	1.00	%(e)	(0.21	%)(e)	1.01	%(e)	20	%(f)
33.12%	$2,231	2.31%		1.00%		0.34%		1.65%		40%
(5.38%)	$1,358	2.25%		1.00%		0.50%		1.75%		18%
9.48%	$792	1.97	%(h)(k)	1.00%		0.49	%(h)(l)	1.46%		5%
7.97%	$626	2.04%		1.00%		0.24%		1.28%		2%
16.19%	$595	1.99%		1.00%		0.43%		1.42%		18%

5.38%	$605	2.99	%(e)	1.75	%(e)	(0.97	%)(e)	0.27	%(e)	20	%(f)
32.18%	$596	3.05%		1.75%		(0.49%)		0.81%		40%
(6.11%)	$360	2.93%		1.75%		(0.20%)		0.98%		18%
8.64%	$404	2.65	%(h)(k)	1.75%		(0.13	%)(h)(l)	0.77%		5%
7.25%	$203	2.78%		1.75%		(0.49%)		0.54%		2%
15.30%	$445	2.74%		1.75%		(0.33%)		0.66%		18%

5.98%	$25,269	1.97	%(e)	0.75	%(e)	0.04	%(e)	1.26	%(e)	20	%(f)
33.42%	$24,287	2.08%		0.75%		0.59%		1.92%		40%
(5.12%)	$21,644	1.88%		0.75%		0.84%		1.97%		18%
9.74%	$39,111	1.74	%(h)(k)	0.75%		0.73	%(h)(l)	1.72%		5%
8.25%	$35,213	1.80%		0.75%		0.47%		1.52%		2%
16.53%	$31,968	1.74%		0.75%		0.68%		1.67%		18%

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2021	31

Cullen Funds Trust

(a)	Average share method used.

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and

(b)	expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2021 (unaudited).
(e)	Annualized.
(f)	Not Annualized.
(g)	Revised from 9.51% for Retail class, 10.29% for Class C and 9.30% for Class I.

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss)

(h)	to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.
(i)	Revised from (8.47%) for Retail class, (9.25%) for Class C and (8.25%) for Class I.
(j)	Less than $0.01.
(k)	Revised from 2.18% for Retail class, 2.94% for Class C and 1.93% for Class I.
(l)	Revised from 0.28% for Retail class, (0.42%) for Class C and 0.54% for Class I.

See Notes to Financial Statements.

32	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year or Period End	Net Asset Value Net Investment Beginning of Period	Unrealized Gain/(Loss) Income/(Loss)(a)	Net Realized and from Investment on Investments	Total from from Net Net Investment Operations	Distributions Realized Income	Distributions Return of Capital Gains	Total Capital	Distributions

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2021(d)	$12.30	0.20	(0.53)	(0.33)	(0.15)	–	–	(0.15)
6/30/2021	$8.95	0.29	3.30	3.59	(0.24)	–	–	(0.24)
6/30/2020	$10.26	0.27	(1.23)	(0.96)	(0.35)	–	–	(0.35)
6/30/2019	$10.55	0.42	(0.35)	0.07	(0.36)	–	–	(0.36)
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	–	(0.40)
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	–	(0.34)
Class C
12/31/2021(d)	$12.14	0.16	(0.54)	(0.38)	(0.12)	–	–	(0.12)
6/30/2021	$8.84	0.21	3.26	3.47	(0.17)	–	–	(0.17)
6/30/2020	$10.14	0.19	(1.21)	(1.02)	(0.28)	–	–	(0.28)
6/30/2019	$10.45	0.34	(0.35)	(0.01)	(0.30)	–	–	(0.30)
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	–	(0.31)
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	–	(0.28)
Class I
12/31/2021(d)	$12.39	0.22	(0.55)	(0.33)	(0.15)	–	–	(0.15)
6/30/2021	$9.01	0.33	3.32	3.65	(0.27)	–	–	(0.27)
6/30/2020	$10.33	0.29	(1.23)	(0.94)	(0.38)	–	–	(0.38)
6/30/2019	$10.61	0.45	(0.35)	0.10	(0.38)	–	–	(0.38)
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	–	(0.42)
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	–	(0.36)
Cullen Enhanced Equity Income Fund
Retail
12/31/2021(d)	$11.44	0.15	0.29	0.44	(0.16)	(0.45)	–	(0.61)
6/30/2021	$8.95	0.26	2.77	3.03	(0.26)	(0.28)	–	(0.54)
6/30/2020	$10.15	0.25	(0.86)	(0.61)	(0.32)	(0.06)	(0.21)	(0.59)
6/30/2019	$9.87	0.24	0.60	0.84	(0.25)	(0.31)	–	(0.56)
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	–	(0.75)
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	–	(0.88)
Class C
12/31/2021(d)	$11.47	0.11	0.29	0.40	(0.14)	(0.45)	–	(0.59)
6/30/2021	$8.98	0.18	2.77	2.95	(0.22)	(0.24)	–	(0.46)
6/30/2020	$10.17	0.17	(0.85)	(0.68)	(0.28)	(0.05)	(0.18)	(0.51)
6/30/2019	$9.89	0.16	0.60	0.76	(0.21)	(0.27)	–	(0.48)
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	–	(0.67)
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	–	(0.82)
Class I
12/31/2021(d)	$11.51	0.17	0.29	0.46	(0.17)	(0.45)	–	(0.62)
6/30/2021	$9.00	0.29	2.78	3.07	(0.26)	(0.30)	–	(0.56)
6/30/2020	$10.21	0.28	(0.88)	(0.60)	(0.32)	(0.07)	(0.22)	(0.61)
6/30/2019	$9.92	0.26	0.61	0.87	(0.26)	(0.32)	–	(0.58)
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	–	(0.77)
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	–	(0.90)

See Notes to Financial Statements.
34	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

Net Asset Value End of Period	Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate

$11.82	(2.68%)	$9,215	1.49	%(e)	1.25	%(e)	3.18	%(e)	3.42	%(e)	42	%(f)
$12.30	40.49%	$9,819	1.52%		1.25%		2.35%		2.62%		80%
$8.95	(9.47%)	$10,199	1.49%		1.25%		2.51%		2.75%		70%
$10.26	0.66%	$15,576	1.43	%(g)(h)	1.25%		4.01	%(h)(i)	4.19%		77%
$10.55	2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
$10.67	16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%

$11.64	(3.07%)	$1,679	2.24	%(e)	2.00	%(e)	2.39	%(e)	2.63	%(e)	42	%(f)
$12.14	39.51%	$1,869	2.27%		2.00%		1.65%		1.92%		80%
$8.84	(10.20%)	$1,467	2.24%		2.00%		1.75%		1.99%		70%
$10.14	(0.08%)	$2,039	2.18	%(g)(h)	2.00%		3.22	%(h)(i)	3.40%		77%
$10.45	1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
$10.57	16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%

$11.91	(2.60%)	$274,122	1.24	%(e)	1.00	%(e)	3.35	%(e)	3.59	%(e)	42	%(f)
$12.39	40.91%	$289,113	1.27%		1.00%		2.71%		2.98%		80%
$9.01	(9.26%)	$237,242	1.24%		1.00%		2.73%		2.97%		70%
$10.33	0.93%	$332,377	1.18	%(g)(h)	1.00%		4.22	%(h)(i)	4.40%		77%
$10.61	2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
$10.73	17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%

$11.27	3.96%	$2,940	1.62	%(e)	1.00	%(e)	1.99	%(e)	2.61	%(e)	47	%(f)
$11.44	34.77%	$2,395	1.81%		1.00%		1.72%		2.53%		139%
$8.95	(6.08%)	$1,899	1.94%		1.00%		1.66%		2.60%		170%
$10.15	8.69%	$2,243	1.86	%(g)(h)	1.00%		1.48	%(h)(i)	2.34%		192%
$9.87	(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
$10.66	10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%

$11.28	3.59%	$7,185	2.37	%(e)	1.75	%(e)	1.25	%(e)	1.87	%(e)	47	%(f)
$11.47	33.66%	$6,590	2.55%		1.75%		0.96%		1.76%		139%
$8.98	(6.72%)	$4,311	2.67%		1.75%		0.88%		1.80%		170%
$10.17	7.86%	$5,216	2.56	%(g)(h)	1.75%		0.78	%(h)(i)	1.59%		192%
$9.89	(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
$10.67	9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%

$11.35	4.10%	$83,348	1.37	%(e)	0.75	%(e)	2.26	%(e)	2.88	%(e)	47	%(f)
$11.51	35.09%	$70,940	1.54%		0.75%		1.96%		2.75%		139%
$9.00	(5.92%)	$39,697	1.68%		0.75%		1.91%		2.84%		170%
$10.21	9.03%	$44,980	1.64	%(g)(h)	0.75%		1.69	%(h)(i)	2.58%		192%
$9.92	(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
$10.70	10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2021	35

Cullen Funds Trust

(a)	Average share method used.

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses

(b)	reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2021 (unaudited).
(e)	Annualized.
(f)	Not Annualized.
(g)	Revised from 2.03% for Retail class, 2.78% for Class C and 1.78% for Class I.

In 2019, Custody fees were overstated due to an error in accounting. Due to the expense limitation agreements in place for each affected Fund, net asset values were not affected by this error and accordingly, management concluded the previously issued financial statements were not materially misstated. However, the Ratio of Expenses Before Reimbursements to Average Net Assets and Ratio of Net Investment Income/(Loss)

(h)	to Average Net Assets before Reimbursements on the financial highlights were revised to reflect the corrected ratios.
(i)	Revised from 1.31% for Retail class, 0.56% for Class C and 1.55% for Class I.

See Notes to Financial Statements.

36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2021, all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Semi-Annual Report | December 31, 2021	37

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$169,911,253	$–	$–	$169,911,253
Preferred Stock	3,498,757	–	–	3,498,757
Total	$173,410,010	$–	$–	$173,410,010

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,135,067,174	$–	$–	$1,135,067,174
Total	$1,135,067,174	$–	$–	$1,135,067,174

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$8,524,813	$–	$–	$8,524,813
Total	$8,524,813	$–	$–	$8,524,813

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$27,604,885	$–	$–	$27,604,885
Total	$27,604,885	$–	$–	$27,604,885

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$275,051,582	$–	$–	$275,051,582
Participatory Notes(3)	–	6,819,003	–	6,819,003
Preferred Stock	80,759	–	–	80,759
Total	$275,132,341	$6,819,003	$–	$281,951,344

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$90,155,417	$–	$–	$90,155,417
Total	$90,155,417	$–	$–	$90,155,417
Other Financial Instruments
Liabilities
Written Options	$(194,935)	–	–	$(194,935)
Total	$(194,935)	–	–	$(194,935)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	As discussed above, the fair value triggers in place were affected on the date of these financial statements.
(3)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

Semi-Annual Report | December 31, 2021	39

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

l)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2021:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	$(194,935)
Total		$(194,935)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2021:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts	Net realized gain/(loss) on written options/Net change in
(Written Options)	unrealized appreciation/(depreciation) on written options $	808,695	$(20,972)
Total		$808,695	$(20,972)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2021:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	$8,758,544

Semi-Annual Report | December 31, 2021	41

Cullen Funds Trust	Notes to Financial Statements
December 31, 2021 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Cullen International High Dividend Fund
Retail
Shares sold	23,026	182,451
Dividends reinvested	6,557	14,011
Shares redeemed	(159,058)	(242,330)
Net decrease in shares outstanding	(129,475)	(45,868)
Class C
Shares sold	4,708	38,979
Dividends reinvested	1,148	2,285
Shares redeemed	(6,696)	(37,600)
Net increase/(decrease) in shares outstanding	(840)	3,664
Class I
Shares sold	1,713,300	4,860,548
Dividends reinvested	114,323	247,829
Shares redeemed	(3,426,532)	(3,491,543)
Net increase/(decrease) in shares outstanding	(1,598,909)	1,616,834
Class R1
Shares sold	38	140
Dividends reinvested	9	25
Shares redeemed	(973)	(519)
Net decrease in shares outstanding	(926)	(354)
Class R2
Shares sold	1	13
Dividends reinvested	1	8
Shares redeemed	(288)	(26)
Net decrease in shares outstanding	(286)	(5)

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2021 (Unaudited)

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Cullen High Dividend Equity Fund
Retail
Shares sold	295,717	712,292
Dividends reinvested	700,856	823,186
Shares redeemed	(860,204)	(2,707,522)
Net increase/(decrease) in shares outstanding	136,369	(1,172,044)
Class C
Shares sold	54,010	151,369
Dividends reinvested	199,804	226,767
Shares redeemed	(169,065)	(821,678)
Net increase/(decrease) in shares outstanding	84,749	(443,542)
Class I
Shares sold	3,381,435	10,611,234
Dividends reinvested	4,659,891	5,266,957
Shares redeemed	(6,960,076)	(22,751,005)
Net increase/(decrease) in shares outstanding	1,081,250	(6,872,814)
Class R1
Shares sold	704	2,949
Dividends reinvested	6,209	6,084
Shares redeemed	(1,691)	(4,441)
Net increase in shares outstanding	5,222	4,592
Class R2
Shares sold	3,848	9,549
Dividends reinvested	8,592	7,811
Shares redeemed	(20,319)	(21,868)
Net decrease in shares outstanding	(7,879)	(4,508)
Cullen Small Cap Value Fund
Retail
Shares sold	2,138	83,073
Dividends reinvested	4,779	–
Shares redeemed	(2,816)	(71,580)
Net increase in shares outstanding	4,101	11,493
Class C
Shares sold	–	10,367
Dividends reinvested	1,073	–
Shares redeemed	(15,513)	(33,722)
Net decrease in shares outstanding	(14,440)	(23,355)
Class I
Shares sold	17,936	307,330
Dividends reinvested	55,638	1,042
Shares redeemed	(24,705)	(201,933)
Net increase in shares outstanding	48,869	106,439

Semi-Annual Report | December 31, 2021	43

Cullen Funds Trust	Notes to Financial Statements
December 31, 2021 (Unaudited)

	Six Months Ended
	December 31, 2021	Year Ended
	(Unaudited)	June 30, 2021
Cullen Value Fund
Retail
Shares sold	1,969	47,482
Dividends reinvested	14,763	19,549
Shares redeemed	(2,005)	(24,229)
Net increase in shares outstanding	14,727	42,802
Class C
Shares sold	8,089	26,446
Dividends reinvested	3,659	1,682
Shares redeemed	(9,515)	(16,430)
Net increase in shares outstanding	2,233	11,698
Class I
Shares sold	13,705	65,500
Dividends reinvested	161,604	247,137
Shares redeemed	(43,139)	(340,181)
Net increase/(decrease) in shares outstanding	132,170	(27,544)
Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	108,366	220,558
Dividends reinvested	8,611	18,212
Shares redeemed	(135,180)	(580,759)
Net decrease in shares outstanding	(18,203)	(341,989)
Class C
Shares sold	–	6,133
Dividends reinvested	1,605	2,382
Shares redeemed	(11,261)	(20,538)
Net decrease in shares outstanding	(9,656)	(12,023)
Class I
Shares sold	4,152,263	8,635,167
Dividends reinvested	312,828	553,473
Shares redeemed	(4,779,071)	(12,192,529)
Net decrease in shares outstanding	(313,980)	(3,003,889)
Cullen Enhanced Equity Income Fund
Retail
Shares sold	53,339	56,293
Dividends reinvested	13,123	10,179
Shares redeemed	(15,036)	(69,257)
Net increase/(decrease) in shares outstanding	51,426	(2,785)
Class C
Shares sold	120,233	210,853
Dividends reinvested	26,108	14,071
Shares redeemed	(83,876)	(130,741)
Net increase in shares outstanding	62,465	94,183
Class I
Shares sold	1,522,724	2,401,274
Dividends reinvested	349,483	246,528
Shares redeemed	(693,858)	(895,054)
Net increase in shares outstanding	1,178,349	1,752,748

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2021 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2021 were as follows:

	Purchases of	Proceeds from Sales of
Fund	Securities	Securities
Cullen International High Dividend Fund	$37,115,141	$56,452,200
Cullen High Dividend Equity Fund	69,225,319	152,966,390
Cullen Small Cap Value Fund	1,096,685	1,413,255
Cullen Value Fund	5,889,201	5,566,756
Cullen Emerging Markets High Dividend Fund	120,805,363	121,168,437
Cullen Enhanced Equity Income Fund	52,440,281	38,631,418

5. FEDERAL TAX INFORMATION

As of June 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$529,692	$(32,934,556)	$47,424,890	$15,020,026
Cullen High Dividend Equity Fund	8,130,193	75,489,835	537,916,962	621,536,990
Cullen Small Cap Value Fund	8,509	550,598	2,597,518	3,156,625
Cullen Value Fund	954,019	705,426	11,592,483	13,251,928
Cullen Emerging Markets High Dividend Fund	–	(65,678,590)	76,077,011	10,398,421
Cullen Enhanced Equity Income Fund	702,299	–	5,585,557	6,287,856

As of December 31, 2021 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

Gross	Gross		Cost of
Appreciation	Depreciation		Investments for
(excess of value	(excess of tax cost	Net Unrealized	Income Tax
over tax cost)	over value)	Appreciation/(Depreciation)	Purposes*

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

Semi-Annual Report | December 31, 2021	45

Cullen Funds Trust	Notes to Financial Statements
December 31, 2021 (Unaudited)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising primarily from the treatment of foreign currency, passive foreign investment companies, taxable overdistribution and the use of tax equalization, reclassification adjustments were made to increase (decrease) the amounts listed below:

			Undistributed Net
			Investment Income/(Loss)
			and Accumulated Net
Fund	Paid-in Capital		Realized Gain/(Loss)
Cullen High Dividend Equity Fund	$13,133,591	$–	$(13,133,591)
Cullen Small Cap Value Fund	(909)	–	909
Cullen Emerging Markets High Dividend Fund	719,295	–	(719,295)
Cullen Enhanced Equity Income Fund	37,936	–	(37,936)

At June 30, 2021, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund used capital loss carryovers during the year ended June 30, 2021 in the amount of $9,166,526 and 7,715,133 respectively.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

No Expiration
Fund	Short-Term	Total
Cullen International High Dividend Fund	$32,934,556	$32,934,556
Cullen High Dividend Equity Fund	–	–
Cullen Small Cap Value Fund	–	–
Cullen Value Fund	–	–
Cullen Emerging Markets High Dividend Fund	65,678,590	65,678,590
Cullen Enhanced Equity Income Fund	–	–

The tax composition of dividends paid during the year ended June 30, 2021 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$5,203,456	$–
Cullen High Dividend Equity Fund	27,782,665	82,668,138
Cullen Small Cap Value Fund	12,981	–
Cullen Value Fund	617,451	3,098,112
Cullen Emerging Markets High Dividend Fund	6,595,559	–
Cullen Enhanced Equity Income Fund	3,212,850	–

The tax composition of dividends paid during the year ended June 30, 2020 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain	Return of Capital
Cullen International High Dividend Fund	$4,918,379	$–	$–
Cullen High Dividend Equity Fund	34,678,075	63,245,661	–
Cullen Small Cap Value Fund	49,114	95,374	–
Cullen Value Fund	656,816	2,977,428	–
Cullen Emerging Markets High Dividend Fund	11,925,035	–	–
Cullen Enhanced Equity Income Fund	1,672,968	–	1,231,315

46	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2021 (Unaudited)

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2021, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

Semi-Annual Report | December 31, 2021	47

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

As of December 31, 2021, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2022	2023	2024
Cullen International High Dividend Fund
Retail	$18,401	$14,679	$8,100
Class C	6,277	3,109	1,780
Class I	417,603	450,232	242,209
Class R1	7	4	1
Class R2	2	2	–
Total	$442,290	$468,026	$252,090
Cullen High Dividend Equity Fund
Retail	$508,920	$417,669	$216,650
Class C	156,076	117,996	60,327
Class I	3,886,846	3,143,828	1,683,801
Class R1	480	564	311
Class R2	3,332	945	448
Total	$4,555,654	$3,681,002	$1,961,537
Cullen Small Cap Value Fund
Retail	$19,199	$24,890	$9,722
Class C	4,374	14,222	4,108
Class I	250,340	227,747	118,904
Total	$273,913	$266,859	$132,734
Cullen Value Fund
Retail	$12,692	$24,262	$14,244
Class C	4,566	4,266	3,472
Class I	347,984	309,438	153,907
Total	$365,242	$337,966	$171,623
Cullen Emerging Markets High Dividend Fund
Retail	$31,944	$26,960	$11,145
Class C	4,422	4,441	2,182
Class I	718,933	701,345	355,205
Total	$755,299	$732,746	$368,532
Cullen Enhanced Equity Income Fund
Retail	$20,282	$16,642	$8,483
Class C	45,707	40,315	21,987
Class I	373,623	405,839	242,371
Total	$439,612	$462,796	$272,841

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

48	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements

December 31, 2021 (Unaudited)

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder services fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2021, the Cullen Small Cap Value Fund had two affiliated shareholders who held xx.xx% and x,xx% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held xx.xx% and xx.xx% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held x.xx% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

Semi-Annual Report | December 31, 2021	49

Cullen Funds Trust	Additional Information

December 31, 2021 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-PORT

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-485-8586.

50	www.cullenfunds.com

Page Intentionally Left Blank

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

(b)	Not Applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 3, 2022

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 3, 2022